Goodwill - Summary of Goodwill (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance – Beginning of period	$ 355,667,004	$ 145,101,212
Adjustments (note 4)	(5,732,207)	(6,220,477)
Business acquisitions (note 4)	1,674,764	216,786,269
Balance – End of period	$ 351,609,561	$ 355,667,004